Other assets - Schedule of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Equity investment in affiliate	$ 19,555	$ 4,299
Intangible assets	2,525	2,695
Capital assets	1,579	471
Other	29,794	25,624
Other assets	67,308	106,944
Deposit account over which lessor has first priority interest [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Restricted cash	$ 13,855	$ 73,855